Income taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit), excluding the net change in valuation allowance	$ 329,218	$ 22,530	$ (17,326)
Deferred tax (benefit) expense related to the net change in valuation allowance	(49,149)	(32,116)	11,421
Current tax expense (benefit)	10,987	(154,511)	168,442
Income tax expense (benefit)	291,056	(164,097)	162,537
Ireland
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit), excluding the net change in valuation allowance	300,646	25,648	(26,968)
Deferred tax (benefit) expense related to the net change in valuation allowance	957	5,621	3,128
Current tax expense (benefit)	13,147	(159,730)	160,866
Other
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit), excluding the net change in valuation allowance	28,572	(3,118)	9,642
Deferred tax (benefit) expense related to the net change in valuation allowance	(50,106)	(37,737)	8,293
Current tax expense (benefit)	$ (2,160)	$ 5,219	$ 7,576